Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Tables)	12 Months Ended
Dec. 31, 2011
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2011	2010	2009
		$	$	$
	Impairment of investments	21	2	12
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties	8	19	13
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-	-
	Indirect tax expenses and legal claims(1)	6	17	29
	Royalties received(2)	(79)	(8)	-
	Insurance claim recovery on capital items at Obuasi	(3)	-	-
	Profit on disposal of the Company's subsidiary ISS International Limited(3)	(2)	-	-
	Reassessment of other receivables	(1)	9	7
	Mandatory convertible bonds underwriting and professional fees	-	26	-
	Loss on sale of Tau Lekoa Gold mine(4)	-	7	-
	Mining contractor termination costs	-	1	-
	Profit on disposal of investments(5)	-	(52)	-
	Net insurance claim recovery(6)	-	(19)	(7)
	(Recovery)/loss on consignment inventory	-	(5)	12
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(7)	-	-	(56)
		(43)	(3)	10

(1)	Indirect taxes and legal claims are in respect of:
	Guinea	9	10	7
	Ghana	5
	Argentina	2
	Namibia	1
	Tanzania	(10)	6	25
	Brazil	(1)		(3)
	South Africa		1

(2)	Royalties received include:
	Newmont Mining Corporation (2009 Boddington Gold mine sale)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)	(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(3)
	Other royalties	(1)	(1)

(3)	ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(4)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)		(45)
	Red 5 Limited (Australia)		(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries		(19)	(11)
	Reimbursement of costs (included in Production costs)		(16)

(7)	Included $31 million foreign exchange transaction loss.